Common Shares Reserved for Issuance (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Vote	Dec. 31, 2012
Class of Stock [Line Items]
Common stock, shares authorized	1,000,000,000	130,000,000
Common stock, par value (usd per share)	$ 0.0001	$ 0.0001
Voting right per common share	1
Shares reserved for future issuance	43,038,000	95,806,000
Reserved under stock award plan [Member]
Class of Stock [Line Items]
Shares reserved for future issuance	40,226,000	21,443,000
Conversion of preferred stock [Member]
Class of Stock [Line Items]
Shares reserved for future issuance	0	73,747,000
Warrants to purchase convertible preferred stock [Member]
Class of Stock [Line Items]
Shares reserved for future issuance	0	616,000
Warrants to purchase common stock [Member]
Class of Stock [Line Items]
Shares reserved for future issuance	312,000	0
ESPP shares [Member]
Class of Stock [Line Items]
Shares reserved for future issuance	2,500,000	0